Investment Objectives and Goals - U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of U.S. Monthly Income Fund for Puerto Rico Residents, Inc. (the “Fund”) is current income, consistent with the preservation of capital.